CONSOLIDATED STATEMENTS OF CASH FLOWS ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2024 INR (₨)		Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)		Mar. 31, 2022 INR (₨)
Cash flows from/(used in) operating activities:
Profit for the year		₨ 55,684		$ 668	₨ 45,067		₨ 23,568
Adjustments for:
Tax expense, net		16,186		194	15,300		8,730
Fair value changes and profit on sale of financial instruments measured at FVTPL, net	[1]	(3,149)		(38)	(876)		(277)
Depreciation and amortization		14,841		178	12,636		11,824
Impairment of non-current assets, net		3		1	699		7,562
Allowance for credit losses (on trade receivables and other advances)		275		3	205		55
(Gain)/ Losson sale or de-recognition of non-current assets, net		(900)		(11)	208		(1,119)
Share of profit of equity accounted investees		(147)		(2)	(370)		(703)
Unrealized exchange (gain)/loss, net		(534)		(6)	(939)		(766)
Interest (income)/expense, net		(567)		(7)	248		(7)
Inventories write-down		3,563		43	4,869		4,584
Equity settled share-based payment expense		407		5	397		592
Dividend income		0	[2]	0	0	[2]	0
Changes in operating assets and liabilities:
Trade and other receivables		(8,054)		(97)	(5,752)		(17,012)
Inventories		(18,445)		(221)	(2,654)		(9,912)
Trade and other payables		3,460		42	23		4,412
Other assets and other liabilities, net		2,857		34	528		4,014
Cash generated from operations		65,480		786	69,589		35,545
Income tax paid, net		(20,047)		(241)	(10,714)		(7,437)
Net cash from operating activities		45,433		545	58,875		28,108
Cash flows from/(used in) investing activities:
Purchase of property, plant and equipment		(16,403)		(197)	(11,323)		(14,660)
Proceeds from sale of property, plant and equipment		1,064		13	82		370
Purchase of other intangible assets		(11,032)		(132)	(7,543)		(4,389)
Proceeds from sale of other intangible assets		21		1	0		2,946
Payment for acquisition of business		0		0	0		(326)
Investment in associates		(12)		(1)	0		0
purchase of other investments (including term deposits with bank)		(145,488)		(1,746)	(136,171)		(88,972)
Proceeds from sale of other investments (including term deposits with bank)		129,784		1,557	112,805		77,771
Dividends received from equity accounted investees		445		5	0		0
Interest and dividend received		1,338		16	777		873
Net cash used in investing activities		(40,283)		(483)	(41,373)		(26,387)
Cash flows from/(used in) financing activities:
Proceeds from issuance of equity shares (including treasury shares)		805		10	157		334
Proceeds from sale of treasury shares		0		0	211		0
Proceeds from/(Repayment of) short-term borrowings, net (Refer to Note 17 for details)		5,493		66	(19,382)		3,520
Proceeds from long-term borrowings (Refer to Note 17 for details)		3,800		46	0		0
Repayment of long-term borrowings (Refer to Note 17 for details)		(3,800)		(46)	0		0
Payment of principal portion of lease liabilities (Refer to Note 17 for details)		(1,147)		(14)	(1,015)		(785)
Dividend paid		(6,648)		(80)	(4,979)		(4,146)
Interest paid		(2,266)		(27)	(1,853)		(1,345)
Net cash used in financing activities		(3,763)		(45)	(26,861)		(2,422)
Net increase/(decrease) in cash and cash equivalents		1,387		17	(9,359)		(701)
Effect of exchange rate changes on cash and cash equivalents		(59)		(1)	286		733
Cash and cash equivalents at the beginning of the year		5,779		69	14,852		14,820
Cash and cash equivalents at the end of the year (Refer to Note 7 for details)		₨ 7,107		$ 85	₨ 5,779		₨ 14,852

[1]	Fair value through profit and loss
[2]	Rounded to the nearest million.